Contingent Liabilities and Commitments - Additional Information (Details) £ in Millions		6 Months Ended
	Nov. 02, 2015	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 GBP (£)	Jul. 31, 2020 GBP (£)
Minimum
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Losses on litigation settlements		€ 1,000,000,000
Maximum
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Santander UK liability under indemnity cap		39,850,000
AXA France
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Amount claimed by other party | £			£ 636
UK&I Banks
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Preferred stock issued, threshold value		€ 0
Genworth Financial International Holdings Inc
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Amount awarded to other party | £				£ 624
Visa Europe Ltd
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Visa Europe Ltd sale to Visa Inc	100.00%